Concentration of risk	12 Months Ended
Dec. 31, 2016
Concentration of risk [Abstract]
Concentration of risk
23.	Concentration of risk

The Group’s operations are conducted mainly in the PRC. Starting in 2012, a relatively smaller portion of the  Group’s operations is conducted in the United States. Accordingly, the Group’s business, financial condition and results of operations is primarily influenced by the political, economic and legal environments in the PRC and by the general state of the PRC economy.

The Group’s operations in the PRC are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to the US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in a 16.2% appreciation of the RMB against the US$ from July 21, 2005 to December 31, 2016.

To the extent that the Company needs to convert US$ into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against US$ would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into US$ for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of US$ against RMB would have a negative effect on the US$ amount available to the Company. In addition, a significant depreciation of the RMB against the US$ may significantly reduce the US$ equivalent of the Company’s earnings or losses.

The Group offers certain homebuyers seller-financing arrangements. All the homebuyers that entered into such arrangements were subject to credit verification procedures. In addition, accounts receivable balances are unsecured, but monitored on an ongoing basis via the Group’s management reporting procedures. The Group provides longer payment terms to particular home buyers after applying strict credit requirements based on the Group’s credit policy. As of December 31, 2015 and 2016, there is no concentration of credit risk with respect to receivables and the Group does not have a significant exposure to any individual debtor.

In 2013, PRC banks tightened the conditions on which mortgage loans are extended to homebuyers. Therefore, mortgage loans for homebuyers have been subject to longer processing periods or even denied by the banks. The Group monitors its homebuyers’ outstanding mortgage loans on an ongoing basis via the Group’s management reporting procedures and took the position that contracts with underlying mortgage loans with processing periods exceeding one year cannot be recognized as revenue under the percentage of completion method (see Note 2(h) for further detail). As a result, the Group reversed contracted sales amounts of US$10.6 million in aggregate related to sales contracts of 79 apartments when determining revenue to be recognized under the percentage of completion method in 2016.

In addition, no single customer or supplier accounted for more than 10% of revenue or project expenditures for the years ended December 31, 2014, 2015 and 2016.